LEASE	12 Months Ended
Dec. 31, 2025
LEASE
LEASE

11.LEASE

A. Leases of medical equipment as lessor

The following table presents the lease receivables derive from the Group’s operating, sales-type and direct financing leases:

	As at December 31,
	2024	2025	2025
	RMB	RMB	US$
Current
Account receivable - Operating lease	11,816	10,430	1,491
Account receivable - Sales-type lease	2,178	2,546	364

Total	13,994	12,976	1,855

Lease receivables for operating and sales-type leases are presented in accounts receivable on the consolidated balance sheets. Lease receivables for direct financing leases are presented as net investment in direct financing leases. As of December 31, 2024, and 2025, the allowance of lease receivables was RMB2,136 and RMB2,136 (US$305), respectively. Accordingly, risk of default with respect to these receivables is remote.

Lease receivables with carrying value of RMB7,137 and RMB8,903 (US$1,273) (note 19) were pledged as collaterals for bank and other borrowings of RMB23,086 and RMB34,840 (US$4,982) as of December 31, 2024 and 2025, respectively.

The following table presents the lease income recognized relating to the Group’s operating, sales-type and direct financing leases:

	For the Year Ended December 31, 2025
			Direct financing
	Sales-type leases		leases		Operating leases
	RMB	US$	RMB	US$	RMB	US$
Selling loss recognized at the commencement date	—	—	—	—	—	—

Interest income on net investment in the lease	3,026	433	—	—	—	—
Including: Income relating to variable lease payments not included in the measurement of the net investment in a lease	3,026	433	—	—	—	—

Lease income relating to lease payments	—	—	—	—	3,159	452
Including: Income relating to variable lease payments not included in the measurement of lease receivable	—	—	—	—	3,159	452

	For the Year Ended December 31, 2024
			Direct financing
	Sales-type leases		leases		Operating leases
	RMB	US$	RMB	US$	RMB	US$

Selling loss recognized at the commencement date	—	—	—	—	—	—

Interest income on net investment in the lease	2,637	361	—	—	—	—
Including: Income relating to variable lease payments not included in the measurement of the net investment in a lease	2,637	361	—	—	—	—

Lease income relating to lease payments	—	—	—	—	6,719	920
Including: Income relating to variable lease payments not included in the measurement of lease receivable	—	—	—	—	6,719	920

The Group’s lease assets do not contain material residual value by the end of the lease term. In order to mitigate the risks associated with the residual value of its leased assets, the Group usually enters into arrangements where the lease terms are approximate to the economic useful life of the leased assets so as to minimize their residual value.

The future minimum lease payments to be received from such non-cancelable operating leases are as follows:

Future minimum
operating lease payments
	RMB	US$
2026	931	133
2027	—	—
2028	—	—
2029	—	—
2030	—	—
Above 5 years	—	—

Lease payments for the Group’s sales-type lease payments are all variable based on the profit or revenue generated from the underlying assets thus the Group does not recognize any net investment in the lease at commencement.

B. Failed sales-leaseback transactions as seller-lessee

The Group has failed sales-leaseback transactions in which the Group acts as seller-lessee but does not effectively transfer control of the underlying asset to the buyer-lessor. The Group accounts for failed sales-leaseback transactions as financings. The Group recorded RMB61,569 (US$8,804) and RMB211,672 (US$30,269) under “Long-term bank and other borrowings, current portion” and “Long-term bank and other borrowings, non-current portion”, respectively as of December 31, 2025. The effective interest rate used in the computation of interest expense ranged from 4.30% to 8.52%. Interest expenses recorded in the Group’s consolidated statement of comprehensive loss amounted to RMB74,024, RMB15,848, and RMB24,000 (US$3,432) for the years ended December 31, 2023, 2024 and 2025, respectively.

C. Operating leases as lessee

The components of lease cost were as follows:

	For the year ended December 31, 2025
	RMB	US$
Operating lease cost	27,320	3,907
Short term lease cost	56	8

Total	27,376	3,915

For the year ended December 31, 2025, total operating and short-term lease costs of RMB5,231 (US$748) and RMB22,145 (US$3,167) were recorded in cost of revenue and general and administrative expenses, respectively.

Other information

	For the year
	ended December 31, 2025
	RMB	US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	10,094	1,443
ROU assets obtained in exchange for operating lease liabilities*	70	10
Weighted-average remaining lease terms (in years)	3.6	3.6
Weighted-average discount rate	5.07%	5.07%
*	Includes new leases entered into during the year ended December 31, 2025. Changes in the ROU asset and liability are presented net within operating activities.

Future minimum lease payments for operating leases as of December 31, 2025 are as follows:

	Minimum Lease Payments
	RMB	US$
Year ending December 31,
2026	43,773	6,260
2027	15,381	2,199
2028	14,261	2,039
2029	14,261	2,039
2030	14,742	2,108
Thereafter	72,342	10,345
Total future lease payments	174,760	24,990
Less: Imputed interest	6,336	906
Total lease liability balance	168,424	24,084

The Group did not have any leasing transactions with related parties.

Land use rights

The following table presents the original cost payment, accumulated amortization and net carrying value of the Group’s land use rights for the periods presented:

	As at December 31,
	2024	2025	2025
	RMB	RMB	US$
	Right-of-use	Right-of-use	Right-of-use
	Asset	asset	asset
Land use rights	464,209	464,209	66,381
Less: accumulated amortization	(75,977)	(85,599)	(12,241)
Net carrying value	388,232	378,610	54,140

As of December 31, 2024 and 2025, the Group recorded land lease payment under “Prepaid land lease payment” and “Right-of-use assets, net” of RMB388,232 and RMB378,610 (US$54,140), respectively. Amortization expenses for the years ended December 31, 2023, 2024 and 2025 were RMB9,627, RMB9,627 and RMB9,622 (US$1,376), respectively.

The net book value of the Group’s land use right payments pledged to secure bank and other borrowings was RMB377,255 and RMB373,797 (US$53,452) (note 19) as of December 31, 2024 and 2025, respectively.

The estimated annual amortization expenses for the land leases payment for each of the five succeeding years are as follows:

	Amortization
	RMB	US$
2026	9,622	1,376
2027	9,622	1,376
2028	9,622	1,376
2029	9,622	1,376
2030	9,622	1,376